Segment Reporting - Summary of Each Segments' Revenue and Net Income (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
SEGMENT REVENUE	₸ 4,046,074	₸ 2,532,156	₸ 1,913,490
NET INCOME	1,067,707	1,056,834	848,770
Operating Segments
Disclosure of operating segments [line items]
SEGMENT REVENUE	4,101,961	2,586,381	1,953,068
NET INCOME	1,067,707	1,056,834	848,770
Operating Segments | Payments
Disclosure of operating segments [line items]
SEGMENT REVENUE	658,726	587,097	478,684
NET INCOME	433,001	381,607	308,901
Operating Segments | Marketplace
Disclosure of operating segments [line items]
SEGMENT REVENUE	1,931,472	732,943	448,223
NET INCOME	279,773	348,400	247,955
Operating Segments | Fintech
Disclosure of operating segments [line items]
SEGMENT REVENUE	1,542,934	1,281,827	1,026,721
NET INCOME	354,933	326,827	291,914
Operating Segments | Intergroup
Disclosure of operating segments [line items]
SEGMENT REVENUE	₸ (31,171)	₸ (15,486)	₸ (560)